Derivative Instruments (Schedule of fair value of derivative contracts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 920	$ 8
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	0	(1,423)
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	19,482	42,848
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	920	0
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	0	(1,271)
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member]
Derivative [Line Items]
Total derivatives	$ 0	16,082
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives		8
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives		$ (152)